EQUITY INVESTMENTS (Details Narrative) ¥ in Millions	9 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Jun. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Impairment loss		$ 3,696
Gamehaus Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Impairment loss			$ 3,695	$ 1,738
Huixin LP Agreement [Member] | Ningbo Huixin LP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments									$ 137,906	¥ 1.0
Investment loss	79	96
Impairment loss	0	0
Huixin LP Agreement [Member] | Ningbo Huixin LP [Member] | Gamehaus Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments									$ 137,906	¥ 1.0
Investment loss			96	220
Impairment loss			0	0
Huixin LP Agreement [Member] | Ningbo Huixin LP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity acquire percentage									27.27%	27.27%
Huixin LP Agreement [Member] | Ningbo Huixin LP [Member] | Gamehaus Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity acquire percentage									27.27%	27.27%
Xiangyou Agreement [Member] | Chongqing Xiangyou LP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments							$ 1,448,016	¥ 10.5
Investment loss	662	20,466
Impairment loss	0	0
Xiangyou Agreement [Member] | Chongqing Xiangyou LP [Member] | Gamehaus Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments							$ 1,448,016	¥ 10.5
Investment loss			27,117	35,828
Impairment loss			0	0
Xiangyou Agreement [Member] | Chongqing Xiangyou LP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity acquire percentage							20.00%	20.00%
Xiangyou Agreement [Member] | Chongqing Xiangyou LP [Member] | Gamehaus Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity acquire percentage							20.00%	20.00%
Share Purchase Agreement [Member] | Wuhan Huiyu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments											$ 413,719	¥ 3.0
Investment loss	7,059
Impairment loss	$ 0	0
Investment income		$ 8,760
Share Purchase Agreement [Member] | Wuhan Huiyu [Member] | Gamehaus Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments											$ 413,719	¥ 3.0
Impairment loss			0	0
Investment income			$ 22,619	$ 12,066
Share Purchase Agreement [Member] | Beijing Jiaqiwan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments					$ 165,488	¥ 1.2
Share Purchase Agreement [Member] | Beijing Jiaqiwan [Member] | Gamehaus Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments					$ 165,488	¥ 1.2
Share Purchase Agreement [Member] | Wuhan Huiyu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity acquire percentage											37.50%	37.50%
Share Purchase Agreement [Member] | Wuhan Huiyu [Member] | Gamehaus Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity acquire percentage											37.50%	37.50%
Share Purchase Agreement [Member] | Beijing Jiaqiwan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity acquire percentage													4.00%
Share Purchase Agreement [Member] | Beijing Jiaqiwan [Member] | Gamehaus Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity acquire percentage													4.00%